Debt - Narrative (Details)	6 Months Ended
	Jun. 30, 2025 USD ($) installment	Dec. 31, 2024 USD ($)
Debt Instrument [Line Items]
Long-term debt	$ 701,300,000	$ 713,900,000
AVIC International Leasing Co., Ltd. (“AVIC”) – Sale and leaseback financing arrangements | Sale and leaseback facility
Debt Instrument [Line Items]
Sale leaseback transaction, lease term	7 years
Sale leaseback transaction, purchase option, year three	$ 56,900,000
Sale leaseback transaction, purchase option, after year seven	47,200,000
Sale leaseback transaction, cash penalty	25,000,000
Long-term debt	231,100,000	236,200,000
AVIC International Leasing Co., Ltd. (“AVIC”) – Sale and leaseback financing arrangements | Sale and leaseback facility | Minimum
Debt Instrument [Line Items]
Sale leaseback transaction, minimum cash balances required	$ 3,600,000
AVIC International Leasing Co., Ltd. (“AVIC”) – Sale and leaseback financing arrangements | Sale and leaseback facility | Sixth installment
Debt Instrument [Line Items]
Sale leaseback transaction, number of quarterly installments | installment	12
Variable rate (as a percent)	4.50%
Debt instrument, credit adjustment spread	0.26161%
CCB Financial Leasing Co., Ltd. (“CCBFL”) – Sale and leaseback financing arrangements | Sale and leaseback facility
Debt Instrument [Line Items]
Sale leaseback transaction, lease term	7 years
Sale leaseback transaction, purchase option, year three	$ 56,000,000
Sale leaseback transaction, purchase option, after year seven	46,000,000
Long-term debt	$ 361,800,000	368,600,000
Sale leaseback transaction, cash balances required, newbuilding delivery period	180 days
Sale leaseback transaction, cash balances required, period	3 months
CCB Financial Leasing Co., Ltd. (“CCBFL”) – Sale and leaseback financing arrangements | Sale and leaseback facility | Vessels and equipment
Debt Instrument [Line Items]
Sale leaseback transaction, net book value	$ 428,600,000	436,000,000
CCB Financial Leasing Co., Ltd. (“CCBFL”) – Sale and leaseback financing arrangements | Sale and leaseback facility | Minimum
Debt Instrument [Line Items]
Sale leaseback transaction, minimum cash balances required	$ 1,500,000
Jiangsu Financial Leasing Co. Ltd (“Jiangsu”) – Sale and leaseback financing arrangements | Sale and leaseback facility
Debt Instrument [Line Items]
Sale leaseback transaction, lease term	7 years
Sale leaseback transaction, purchase option, year three	$ 56,000,000
Sale leaseback transaction, purchase option, after year seven	46,000,000
Long-term debt	$ 121,100,000	123,200,000
Sale leaseback transaction, cash balances required, newbuilding delivery period	180 days
Sale leaseback transaction, cash balances required, period	3 months
Jiangsu Financial Leasing Co. Ltd (“Jiangsu”) – Sale and leaseback financing arrangements | Sale and leaseback facility | Minimum
Debt Instrument [Line Items]
Sale leaseback transaction, minimum cash balances required	$ 1,500,000
AVIC, CCBFL And Jiangsu – Sale and leaseback financing arrangements | Sale and leaseback facility
Debt Instrument [Line Items]
Sale leaseback transaction, average daily bareboat rate	$ 16,567
Drew Holdings Limited - Revolving credit facility | Line of credit | Related party
Debt Instrument [Line Items]
Variable rate (as a percent)	6.50%
Facility, amount available to drawdown	$ 10,000,000
Mount Norefjell, Mount Ita, Mount Etna and Mount Blanc | AVIC International Leasing Co., Ltd. (“AVIC”) – Sale and leaseback financing arrangements | Sale and leaseback facility | Vessels and equipment
Debt Instrument [Line Items]
Sale leaseback transaction, net book value	267,700,000	272,400,000
Mount Norefjell, Mount Ita, Mount Etna and Mount Blanc | AVIC International Leasing Co., Ltd. (“AVIC”) – Sale and leaseback financing arrangements | Sale and leaseback facility | Sixth installment
Debt Instrument [Line Items]
Sale leaseback transaction, installment	2,200,000
Sale leaseback transaction, quarterly installment payment	180,000
Mount Matterhorn, Mount Neblina, Mount Elbrus, Mount Denali, Mount Aconcagua and Mount Emai | CCB Financial Leasing Co., Ltd. (“CCBFL”) – Sale and leaseback financing arrangements | Sale and leaseback facility | Minimum
Debt Instrument [Line Items]
Sale leaseback transaction, minimum cash balances required	9,300,000
Mount Hua and Mount Bandeira | Jiangsu Financial Leasing Co. Ltd (“Jiangsu”) – Sale and leaseback financing arrangements | Sale and leaseback facility | Vessels and equipment
Debt Instrument [Line Items]
Sale leaseback transaction, net book value	142,100,000	$ 144,500,000
Mount Bandeira and Mount Hua | Jiangsu Financial Leasing Co. Ltd (“Jiangsu”) – Sale and leaseback financing arrangements
Debt Instrument [Line Items]
Sale leaseback transaction, minimum cash balances required	$ 3,000,000